INVESTMENTS IN REAL ESTATE SECURITIES - CREDIT QUALITY (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities - Credit Quality Details 3
Real estate securities acquired with credit quality deterioration, face amount	$ 726,930	$ 342,013
Real estate securities acquired with credit quality deterioration, carrying value	$ 476,570	$ 212,129